Balance Sheet Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid and financed insurance	$ 1,513	$ 0
Prepaid expenses	1,409	1,029	$ 1,006
Value added tax receivable	900	446	616
Contract assets	0	197	0
Vendor prepaid	287	0
Government tax receivables	1,419	1,416	0
Other assets	129	186	686
Prepaid expenses and other current assets	$ 5,657	$ 3,274	$ 2,308